Basis of Presentation and Significant Accounting Policies (Detail) (USD $)	12 Months Ended											0 Months Ended			12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2013 Upfront and milestone payments R&D [Member]	Dec. 31, 2012 Upfront and milestone payments R&D [Member]	Dec. 31, 2011 Upfront and milestone payments R&D [Member]	Dec. 31, 2011 King US [Member]	Dec. 31, 2011 King International [Member]	Nov. 30, 2012 Nutrition [Member]	Aug. 01, 2011 Capsugel [Member]	Jun. 24, 2013 Zoetis [Member]	Dec. 31, 2013 Zoetis [Member]	Dec. 31, 2013 Medicaid, Medicare, performance-based contract, sales allowance & chargebacks [Member]	Dec. 31, 2012 Medicaid, Medicare, performance-based contract, sales allowance & chargebacks [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Gain on disposal of discontinued operations––net of tax	$ 10,354,000,000	[1]	$ 4,783,000,000	[1]	$ 1,304,000,000	[1]						$ 4,783,000,000	$ 1,304,000,000	$ 10,300,000,000	$ 10,300,000,000
Time period of operations included in parent's financial statements										11 months	10 months
Accruals for Medicaid rebates, Medicare rebates, performance-based contract rebates and chargebacks																3,300,000,000	3,600,000,000
Advertising expense	3,000,000,000		2,800,000,000		3,600,000,000
Research and development expenses	$ 6,678,000,000	[2]	$ 7,482,000,000	[2]	$ 8,681,000,000	[2]	$ 203,000,000	$ 371,000,000	$ 306,000,000
Measurement in percentage of benefit likely of being realized upon settlement	50.00%

[1]	Includes (i) the Animal Health (Zoetis) business through June 24, 2013, the date of disposal, (ii) the Nutrition business through November 30, 2012, the date of disposal and (iii) the Capsugel business through August 1, 2011, the date of disposal.
[2]	Exclusive of amortization of intangible assets, except as disclosed in Note 1K. Basis of Presentation and Significant Accounting Policies: Amortization of Intangible Assets, Depreciation and Certain Long-Lived Assets.